NOTE 6 –LOANS PAYABLE (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 807,103		$ 807,103
Third Party Loans [Member]
Short-Term Debt [Line Items]
Increase (Decrease) in Other Loans		$ 0	444,444
Payments for Loans		232,018	331,150
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest Expense		22,417	179,504	$ 191,281	$ 77,101
Amortization of Debt Discount (Premium)		$ 7,406	$ 63,666	78,481	$ 44,749
Interest Expense, Other Long-Term Debt				33,430
Interest Expense, Subordinated Notes and Debentures				$ 372,290